Condensed Consolidated Statement of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid In Capital	Treasury Stock, at Cost	Accumuated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2009	$ (59,961)	$ 6	$ 123,335	$ (103)	$ (8,558)	$ (174,641)
Balance (in shares) at Dec. 31, 2009		6,011,496
Exercise of stock options (in shares)		10,488
Exercise of stock options	51		51
Stock-based compensation	2,354		2,354
Purchase of treasury stock	(22)			(22)
Translation adjustments	(1,799)				(1,799)
Accretion of Class L preference	(65,962)					(65,962)
Net income (loss)	(9,994)					(9,994)
Balance at Dec. 31, 2010	(135,333)	6	125,740	(125)	(10,357)	(250,597)
Balance (in shares) at Dec. 31, 2010		6,021,984
Exercise of stock options (in shares)		2,411
Exercise of stock options	12		12
Stock-based compensation	1,158		1,158
Tax benefit from stock option exercises	22		22
Translation adjustments, net of non-controlling interest	(3,804)				(3,804)
Accretion of Class L preference	(72,842)					(72,842)
Net income (loss)	4,759					4,759
Balance at Dec. 31, 2011	(206,028)	6	126,932	(125)	(14,161)	(318,680)
Balance (in shares) at Dec. 31, 2011		6,024,395
Exercise of stock options (in shares)		86,066
Exercise of stock options	440		440
Stock-based compensation	17,596		17,596
Tax benefit from stock option exercises	874		874
Purchase of treasury stock	(497)			(497)
Acquisition of additional non-controlling interest	4,162		4,868		(706)
Retirement of treasury stock			(622)	622
Retirement of treasury stock (in shares)		(47,808)
Translation adjustments, net of non-controlling interest	6,051				6,051
Accretion of Class L preference	(84,647)					(84,647)
Net income (loss)	8,162					8,162
Balance at Dec. 31, 2012	(253,887)	6	150,088		(8,816)	(395,165)
Balance (in shares) at Dec. 31, 2012		6,062,653
Conversion of Class L common stock (in shares)		46,708,466
Conversion of Class L common stock	854,101	47	854,054
Initial public offering (shares)		11,615,000
Initial public offering	234,944	12	234,932
Exercise of stock options (in shares)		219,490
Exercise of stock options	1,672		1,672
Stock-based compensation	6,620		6,620
Tax benefit from stock option exercises	1,325		1,325
Translation adjustments, net of non-controlling interest	(11,822)				(11,822)
Net income (loss)	(50,743)					(50,743)
Balance at Mar. 31, 2013	$ 782,210	$ 65	$ 1,248,691		$ (20,638)	$ (445,908)
Balance (in shares) at Mar. 31, 2013		64,605,609